7. Income Taxes (Details - Provision for Income Taxes) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Current income tax expense (benefit):
Federal	$ (40,659)	$ (430,972)
State	800	(900)
Total Current income tax expense (benefit)	(39,859)	(431,872)
Deferred income tax expense (benefit):
Federal	(237,769)	(76,754)
State	0	1,700
Foreign	189,356	(22,090)
Total deferred income tax expense (benefit)	(48,413)	(97,144)
Provision (benefit) for income taxes	$ (88,272)	$ (529,016)